[Paramount Group, Inc. Letterhead]

July 25, 2014

BY EDGAR AND OVERNIGHT MAIL

Ms. Kristina Aberg

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Paramount Group, Inc.
Draft Registration Statement on Form S-11
Submitted May 14, 2014
CIK No. 0001605607

Dear Ms. Aberg:

This letter is submitted on behalf of Paramount Group, Inc. (the “Company” or “we”) in response to comments from the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) in a letter dated June 11, 2014 (the “Comment Letter”) with respect to the Company’s draft Registration Statement on Form S-11 (CIK No. 0001605607) submitted to the Commission on May 14, 2014 (the “Registration Statement”). The Company is concurrently submitting confidentially, as an emerging growth company pursuant to Section 6(e) of the Securities Act of 1933, as amended, an amended draft Registration Statement (the “Amended Submission”), which includes changes in response to the Staff’s comments. We have enclosed with this letter a marked copy of the Amended Submission, which was submitted today by the Company via EDGAR, reflecting all changes to the Registration Statement.

For your convenience, the Staff’s numbered comments set forth in the Comment Letter have been reproduced in italics herein with responses immediately following each comment. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Registration Statement, and page references in the responses refer to the Amended Submission. Defined terms used herein but not otherwise defined have the meanings given to them in the Amended Submission.

General

1.	Please complete all blanks in the registration statement in your next amendment as we may have additional comments once the registration statement is complete. In addition, please provide draft copies of your legal and tax opinions for our review if you are not in a position to file them with the next amendment.

Ms. Kristina Aberg

Division of Corporation Finance

July 25, 2014

Response to Comment No. 1

The Company has filled in a substantial amount of the blanks in the Amended Submission, other than for information that is permitted to be omitted under Rule 430A under the Securities Act, and it will fill in all remaining blanks in subsequent amendments to the Registration Statement. Additionally, in response to the Staff’s request, drafts of the legal and tax opinions are attached hereto as Exhibit A.

2.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response to Comment No. 2

The Company advises the Staff that (i) no written materials have been provided by the Company or on its behalf in reliance on Section 5(d) of the Securities Act to potential qualified institutional buyers or institutional accredited investors and (ii) no research reports about the Company have been published or distributed in reliance on Section 2(a)(3) of the Securities Act by any broker or dealer that is participating or will participate in the Company’s offering. If any such materials are used in the future in connection with the offering, the Company will supplementally provide copies of such materials to the Staff.

3.	Please provide us with copies of any graphics, maps, photographs, and related captions or other artwork including logos that you intend to use in the prospectus. Such graphics and pictorial representations should not be included in any preliminary prospectus distributed to prospective investors prior to our review.

Response to Comment No. 3

In response to the Staff’s comment, the Company confirms that it will provide to the Staff any graphics, maps, photographs and/or other artwork and related captions that it intends to use in the prospectus. The Company will not include any such items in any preliminary prospectus distributed to prospective investors prior to the Staff’s review.

4.	We note that although a table has been provided for capitalization, dilution and pro forma financial information, you have not yet populated these tables with quantitative information within your draft submission. We will review this information when provided and will issue additional comments at that time.

Ms. Kristina Aberg

Division of Corporation Finance

July 25, 2014

Response to Comment No. 4

The Company has filled in certain blanks in the tables in the Amended Submission and will populate the remaining blanks in a subsequent submission or filing.

5.	Please update the financial statements of Paramount Predecessor in accordance with Rule 3-12 of Regulation S-X.

Response to Comment No. 5

The Company has updated the financial statements of Paramount Predecessor in the Amended Submission for the period ended March 31, 2014 in accordance with Rule 3-12 of Regulation S-X.

Industry and Market Data, page i

6.	Please provide us with support for all quantitative and qualitative business and industry data used in the registration statement other than those obtained from Rosen Consulting Group. The requested information should be filed as EDGAR correspondence or, alternatively, should be sent in paper form accompanied by a cover letter indicating that the material is being provided pursuant to Securities Act Rule 418 and that such material should be returned to the registrant upon completion of the staff review process.

Response to Comment No. 6

The Company advises the Staff that all quantitative and qualitative business and industry data included in the Registration Statement was provided by Rosen Consulting Group.

Our Company, page 1

7.	We note your disclosure on page 2 that you have generated an aggregate gross levered IRR of 28.4% on your 15 realized property investments. We further note your definition of the term “gross levered IRR” on page ii. With a view to disclosure, please supplementally provide us with the performance of the 15 realized property investments based on the total purchase price of the properties.

Response to Comment No. 7

In response to the Staff’s comment, the Company has added disclosure regarding its unlevered IRR on pages ii, 2, 6 and 143 of the Amended Submission.

Ms. Kristina Aberg

Division of Corporation Finance

July 25, 2014

Summary Risk Factors, page 12

8.	We refer to the second risk factor on page 36 related to the non-arm’s length nature of your negotiation with respect to the value of your properties. Please revise this section to include a summary of the risk. Please also include in this section a summary risk factor of the conflict of interests discussed on pages 30 and 210.

Response to Comment No. 8

In response to the Staff’s comment, the Company has revised the summary risk factors on page 12 of the Amended Submission.

Use of Proceeds, page 53

9.	We note that a significant portion of your offering proceeds will ultimately be used to repay outstanding indebtedness and any related prepayment costs. Please revise your disclosure in this section to include the interest rate and maturity of such indebtedness, as well as any prepayment costs, exit fees, and defeasance costs associated with such repayment. Refer to Instruction 4 to Item 504 of Regulation S-K.

Response to Comment No. 9

In response to the Staff’s comment, the Company has revised the “Use of Proceeds” section beginning on page 54 of the Amended Submission to provide a table with the information required by Instruction 4 of Item 504 of Regulation S-K.

Distribution Policy, page 54

10.	On page 55, you make reference to a table describing your pro forma net income for the 12 month period ended December 31, 2013, and the adjustments you made to calculate your pro forma cash available for distribution for the 12 month period ending December 31, 2014. This table could not be located within the filing. Please revise to include this table accompanied by footnote disclosures describing how each adjustment amount was determined and the rationale for such an adjustment. We may have further comments.

Ms. Kristina Aberg

Division of Corporation Finance

July 25, 2014

Response to Comment No. 10

In response to the Staff’s comment, the Company has revised the disclosure in the Amended Submission to provide the table and corresponding footnotes describing the Company’s pro forma net income for the 12 month period ended December 31, 2013, and the adjustments the Company will make to calculate the Company’s estimated cash available for distribution for the 12 month period ending March 31, 2015. As noted in response to comment No. 4, the Company will populate any remaining blanks in subsequent amendments to the Registration Statement.

Capitalization, page 56

11.	Please present your capitalization subsequent to the formation transactions separately from the effects of the offering.

Response to Comment No. 11

In response to the Staff’s comment, the Company has revised the capitalization table on page 61 of the Amended Submission.

Dilution, page 57

12.	Please revise to provide the effective cash contributions of insiders or advise. Refer to Item 506 of Regulation S-K.

Response to Comment No. 12

In response to the Staff’s comment, the Company has revised the “Dilution” section on page 62 of the Amended Submission to include a table showing the differences between the relative contributions of continuing investors and new investors based on the Company’s net tangible book value after giving effect to the formation transactions and other pro forma adjustments but prior to this offering, in the case of continuing investors, and the cash contributions in the case of new investors. The Company will provide numerical data for this table when such data has been established based on the midpoint of the price range to be set forth on the cover of the prospectus.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 60

13.	We note your disclosure on page 142 that leases representing 5.5% of your annualized rent will be expiring in 2014. Please revise your disclosure to discuss your lease rollover expectations, the relationship between market rents and expiring rents, or advise. Additionally, for your historical lease rollover, please compare new rents on second generation leases and renewed leases to prior rent based on effective rent.

Ms. Kristina Aberg

Division of Corporation Finance

July 25, 2014

Response to Comment No. 13

In response to the Staff’s comment, the Company has revised the disclosure in the Amended Submission under the subheadings “Rental Revenue” on page 113 and “Leasing” on page 114.

Results of Operations - Paramount Predecessor, page 62

14.	We note that you generally attribute changes in your Realized and Unrealized Gains, Net to an increase in the value of your funds’ investments. Please revise to discuss the underlying factors that contributed to an increase in the value of your funds’ investments. For example, your discussion should include the significant inputs or assumptions utilized in determining fair value and the fluctuations of these inputs or assumptions from period to period.

Response to Comment No. 14

In response to the Staff’s comment, the Company has revised the disclosure in the Amended Submission on pages 71 and 77.

Results of Operations - Paramount Predecessor Property-Level Performance, page 71

15.	Please revise your property performance tables to separately present consolidated properties from properties accounted for under the equity method.

Response to Comment No. 15

In response to the Staff’s comment, the Company has revised the property performance tables to separately present consolidated properties from properties accounted for under the equity method. As discussed with the Staff, the Company grouped the properties within the tables by those properties that will be accounted for on a consolidated historical cost basis and those that will be accounted for under the equity method. This revised presentation, which is included on pages 86 through 90 of the Amended Submission, clearly discloses to potential investors the method of accounting the Company will utilize for each property post-initial public offering. The Company believes that the revised presentation of the property performance tables provides potential investors with the most useful information about the underlying operations of the properties that will make up the Company’s initial portfolio and provides the information in the most user-friendly format. Separating out the properties into two tables based on the method of accounting post-initial public offering would not provide investors with any additional useful information and may in fact be more confusing and cumbersome to an investor given that the current information would just be provided in two separate tables and discussions.

Ms. Kristina Aberg

Division of Corporation Finance

July 25, 2014

16.	We note you utilize Cash NOI as a Non-GAAP performance measure. Your presentation and discussion of Cash NOI is intertwined with your discussion of operating results on a GAAP basis. Such a presentation appears to give undue prominence to this Non-GAAP measure. Please revise to present and discuss Cash NOI separately after your GAAP discussion.

Response to Comment No. 16

In response to the Staff’s comment and as discussed with the Staff, the Company has revised the Cash NOI disclosure on pages 91, 94 and 98 of the Amended Submission to present and discuss Cash NOI separately after the GAAP discussion.

Cash Net Operating Income, page 89

17.	We refer to the table on page 90. Please revise to include a footnote to the “Other expenses” line item giving examples of such expenses and confirming that such expenses are corporate level expenses. Please make similar changes, as applicable, to the tables relating to the other non-GAAP financial measures.

Response to Comment No. 17

In response to the Staff’s comment, the Company has revised the tables on pages 108, 109 and 111 of the Amended Submission to include a footnote describing “Other expenses.”

Non-GAAP Financial Measures, page 89

18.	In your adjustments to arrive at Adjusted EBITDA and Core FFO, you indicate that management removes items that may not be indicative of ongoing operating performance. Please tell us and revise your disclosures to explain why you believe these exclusions are not indicative of ongoing operating performance.

Response to Comment No. 18

In response to the Staff’s comment, the Company has revised the disclosure on pages 109 and 110 of the Amended Submission to strike the reference that the noted items may not be indicative of ongoing operating performance and to provide additional detail on the usefulness of the measures.

Tenant Credit Risk, page 95

19.	Please revise here or elsewhere, as applicable, to provide disclosure relating to how management assesses the relative risk of the property portfolio from period to period, including the key metrics, if any, management uses to analyze changes in the risk profile.

Ms. Kristina Aberg

Division of Corporation Finance

July 25, 2014

Response to Comment No. 19

In response to the Staff’s comment, the Company has revised the disclosure on page 113 of the Amended Submission.

Business and Properties, page 126

Our Competitive Strengths, page 128

20.	We note your disclosure in this section discussing several properties that you have developed and sold generating a positive gross levered IRR and equity multiple. We also refer to your statement on page 1 that you have since 1995 acquired 27 office properties. Please include a section of any prior adverse developments or advise.

Response to Comment No. 20

In response to the Staff’s comment, the Company has revised the beginning of the “Disciplined Acquisition Strategy Focused on Premier Submarkets and Assets” section on page 154 of the Amended Submission to include disclosure on the Company’s aggregate gross levered and unlevered IRR in order to provide additional context for the individual property IRR disclosure found later in that section. The aggregate IRR disclosure in the prospectus, includes all of the Company’s realized property investments from 1995 through the end of 2013, and the Company did not selectively include or exclude any realized property investments during that period. The Company believes that the gross levered IRR disclosure for any individual property is balanced by this aggregate IRR disclosure.

Business and Growth Strategies, page 133

21.	We refer to your disclosure starting on page 137 regarding your redevelopment and repositioning of properties. Please revise to disclose, if known, the anticipated completion date, the scope of development, and costs incurred to date, as applicable.

Response to Comment No. 21

In response to the Staff’s comment, the Company has revised the disclosure on page 155 and page 156 of the Amended Submission.

Tenant Improvement Costs and Leasing Commissions, page 146

22.	We note your discussion of the lease termination by Dewey & LeBoeuf LLP on page 79. Please revise here or elsewhere, as applicable, to discuss your leasing results for your entire portfolio or advise. In this regard, please provide for each period a roll forward of beginning of year vacant space to end of year vacant space, with data on new space that became vacant during the relevant period, and all the space filled during the period, including new leases and renewed leases.

Ms. Kristina Aberg

Division of Corporation Finance

July 25, 2014

Response to Comment No. 22

In response to the Staff’s comment, the Company has revised the disclosure on page 165 of the Amended Submission.

Conflict of Interest Policies, page 210

23.	We refer to your disclosure on page 30 that Fund VII may receive priority in certain asset acquisition opportunities. Please expand your disclosure here to discuss this and how you may generally allocate acquisition opportunities between you and the various funds that you manage or of which you are the general partner.

Response to Comment No. 23

In response to the Staff’s comment, the Company has revised the disclosure on page 226 of the Amended Submission.

Structure and Formation of Our Company, page 212

Formation Transactions, page 213

24.	We note the second bullet point from the bottom on page 213 whereby you state that your predecessor and its owners, management, and the private equity real estate funds will receive common stock, common units, and cash in exchange for the properties being contributed to you in the formation transactions. Please significantly expand this section to break out what consideration each entity and individual will receive, what they will contribute in the transaction, and how this was valued. We note your prior disclosure that the formation transaction was not negotiated at arm’s length.

Response to Comment No. 24

In response to the Staff’s comment, the Company has revised the disclosure on page 221 of the Amended Submission.

Material Provisions of Maryland Law and our Charter and Bylaws, page 226

Exclusive Forum, page 232

25.	Several lawsuits are currently challenging the validity of choice of forum provisions in charter documents. Please disclose that although you have included a choice of forum clause in your bylaws, it is possible that a court could rule that such provision is inapplicable or unenforceable.

Ms. Kristina Aberg

Division of Corporation Finance

July 25, 2014

Response to Comment No. 25

In response to the Staff’s comment, the Company has revised the disclosure on page 248 of the Amended Submission.

Other Relationships, page 261

26.	When the full syndication has been determined, please revise to identify each underwriter that has a material relationship with you and state the nature of the relationship.

Response to Comment No. 26

In response to the Staff’s comment, once the full underwriting syndicate has been determined, the Company will revise this section to identify each underwriter that has a material relationship with the Company, if any, and state the nature of the relationship.

Pro-Forma Consolidated Financial Information, page F-3

27.	Please revise to include discussion and explanation of adjustments for the remaining columns presented (i.e. Contribution of Non-Controlling Interests, Acquisition of Joint Venture Partners, Proceeds from Offering, and Other Pro Forma Adjustments). We may have further comments.

Response to Comment No. 27

In response to the Staff’s comment, the Company has revised the disclosure beginning on page F-7 of the Amended Submission.

28.	We note that the investments contributed as a part of the formation transaction will be exchanged for a combination of shares of your common stock, common units and cash. Please revise to disclose the transaction amounts. Your disclosures should include the amount of cash exchanged, the number of common shares/units issued, the value of these common shares/units, and how the value of the common shares/units was determined.

Response to Comment No. 28

In response to the Staff’s comment, the Company has revised the disclosure on page F-7 through F-12 of the Amended Submission to include an expanded discussion of the formation transactions. The impact of the amount and form of consideration on the Company’s pro forma financial statements will be quantitatively reflected in the adjustments described in the notes. Based on the formation transactions currently contemplated, the value of the common shares/units issued does not impact the adjustments made in the pro forma financial statements.

Ms. Kristina Aberg

Division of Corporation Finance

July 25, 2014

1. Adjustments to the Pro-Forma Consolidated Balance Sheet

(C) Unwinding of investment company accounting, pages F-5 - F-7

29.	Reference is made to footnote 2 to the table summary of the impact of the change to operating company accounting. Please revise to cross-reference to your discussion within Note 12 on page F-48 where you disclose discount and terminal capitalization rates as well as generally discuss the fair value techniques and assumptions for your property funds.

Response to Comment No. 29

In response to the Staff’s comment, the Company has revised the disclosure on page F-9 of the Amended Submission.

30.	Reference is made to footnote 5 and 6 to the table summary of the impact of the change to operating company accounting. Please revise to discuss how the step up in basis value and the equity in the investments of the private equity real estate funds value was determined or if applicable, cross reference to discussion elsewhere within your registration statement.

Response to Comment No. 30

In response to the Staff’s comment, the Company has revised the disclosure for renumbered footnotes 4 and 5 on page F-10 of the Amended Submission.

Paramount Group, Inc.

Note 3 - Summary of Significant Accounting Policies, page F-12

31.	Please revise to include your accounting policy for organization costs. Reference is made to paragraph 720-15-25-1 of the FASB Accounting Standards Codification. In addition, please disclose the amount of organizational and offering costs incurred to date. If any material amounts were incurred subsequent to the balance sheet date, this information should at a minimum be disclosed as a subsequent event.

Response to Comment No. 31

In response to the Staff’s comment, the Company has revised the disclosure on page F-69 of the Amended Submission.

Ms. Kristina Aberg

Division of Corporation Finance

July 25, 2014

Paramount Predecessor

Note 2 - Summary of Significant Accounting Policies

32.	Please tell us how you factored any fixed rate renewal options into the calculation of the fair value of the below market lease intangibles and the period over which your below market lease intangibles are amortized. Your response should also discuss how you determine the likelihood that a lessee will execute a below-market lease renewal, and how you consider the likelihood, if at all, in determining the amortization period.

Response to Comment No. 32

The Company advises the Staff that it has no fixed rate renewal options. In response to the Staff’s comment, the Company has revised the disclosure on page F-64 of the Amended Submission.

Real Estate Fund Investment Valuation, page F-23

33.	We note the appraiser utilizes both the income capitalization approach and the sales comparison approach, but typically give the most weight to the income capitalization approach in its conclusions of fair value. Please tell us and revise your disclosures to discuss why more weight is given to the income capitalization approach and the factors considered and procedures performed in determining the final weight given to each approach. Finally, please disclose whether management makes any adjustments to the fair values arrived at by the appraiser and the amount of these adjustments.

Response to Comment No. 33

In response to the Staff’s comment, the Company has revised the disclosure on page F-65 of the Amended Submission.

Mortgage Notes and Loans Payable, pages F-44 - F-45

34.	Please revise to include a table disclosing the combined aggregate amount of maturities and sinking fund requirements for your mortgage notes and loans payable for each of the next five years. Reference is made to paragraph 470-10-50-1 of the FASB Accounting Standards Codification.

Response to Comment No. 34

In response to the Staff’s comment, the Company has revised the disclosure on page F-87 of the Amended Submission.

Ms. Kristina Aberg

Division of Corporation Finance

July 25, 2014

Schedule 3 - Real Estate and Accumulated Depreciation, pages F-59 - F-60

35.	Please revise to disclose as a note to the “Total” column, the aggregate cost for Federal income tax purposes. Reference is made to footnote 6 of Rule 12-28 of Regulation S-X.

Response to Comment No. 35

In response to the Staff’s comment, the Company has revised the disclosure on page F-100 of the Amended Submission.

36.	Please clarify your basis for not including the properties that comprise the Property Funds’ underlying investments within Schedule 3.

Response to Comment No. 36

The Company believed that the requirements of Regulation S-X 5-04(c), specifically as it relates to Schedule III — Real estate and accumulated depreciation were intended to be applied to those real estate assets consolidated at historical cost. This understanding was primarily driven from the detailed requirements of the schedule prescribed by Regulation S-X Rule 12-28 as codified in ASC 970-360-S99-1, which provides for a reconciliation of the total amount at which real estate was carried at the beginning of each period for which income statements are required, with the total in column E of Schedule III (Gross amount at which real estate was carried at the close of the period). This amount is typically consistent with the carrying amount of consolidated real estate at cost on a registrant’s balance sheet. Furthermore, based on our review of published financial statements of other publicly traded Real Estate Investment Trust companies, we noted no instances of the inclusion of investments in unconsolidated real estate entities in the Schedule III (whether those real estate interest held are through consolidated investment companies accounted for pursuant to the guidance in Financial Services— Investment Companies (“ASC 946”) or through investments accounted for under the equity method).

As the properties held by Paramount Predecessor through its interest in the Property Funds are not consolidated by the Property Funds or Paramount Predecessor and the combined consolidated financial statements reflect the investments in the underlying real estate at fair value in accordance ASC 946 we did not believe it appropriate to present this information in Schedule III. We would point out however, that based on consultation with the SEC Staff on a pre-filing basis, the Company has supplementally presented the net carrying costs of the underlying real estate of the Property Funds in Note 3 to the Paramount Predecessor Combined Consolidated Financial Statements for the benefit of the investors even though the properties are not currently consolidated.

Subsequent to the closing of this offering, certain private equity real estate funds controlled by Paramount Predecessor will transfer their ownership interests in the underlying properties to Paramount Group, Inc. This will result in the recognition of the real estate investments (i.e., the underlying real estate properties) on a historical cost basis prospectively, at which point these consolidated properties will be included on Schedule III in compliance with Regulation S-X 5-04(c) and S-X 12-28 inclusive of the required reconciliation.

[Remainder of this page left intentionally blank]

Ms. Kristina Aberg

Division of Corporation Finance

July 25, 2014

If you have any questions or would like further information concerning the Company’s responses to the Comment Letter, please do not hesitate to contact me at (212) 237-3110 or Daniel Adams at (617) 570-1966.

Sincerely,

/s/ David P. Spence David P. Spence Chief Financial Officer

cc:	Albert Behler

Paramount Group, Inc.

Gilbert G. Menna

Daniel P. Adams

David H. Roberts

Goodwin Procter LLP

Stuart A. Barr

Bruce W. Gilchrist

Hogan Lovells US LLP

Exhibit A

**DRAFT**

[            ], 2014

Paramount Group, Inc.

1633 Broadway, Suite 1801

New York, New York 10019

Re:	Securities Being Registered under Registration Statement on Form S-11

Ladies and Gentlemen:

We have acted as counsel to Paramount Group, Inc., a Maryland corporation (the “Company”), in connection with its filing of a Registration Statement on Form S-11 (File No. 333-[            ]) (as amended or supplemented, the “Registration Statement”) pursuant to the Securities Act of 1933, as amended (the “Securities Act”), relating to the registration of the offering by the Company of up to $[        ] aggregate maximum offering price of shares (the “Shares”) of the Company’s common stock, $0.01 par value per share (the “Common Stock”), including Shares purchasable by the underwriters upon their exercise of an over-allotment option granted to the underwriters by the Company. The Shares are being sold to the several underwriters named in, and pursuant to, an underwriting agreement among the Company and such underwriters (the “Underwriting Agreement”).

We have reviewed such documents and made such examination of law as we have deemed appropriate to give the opinions set forth below. We have relied, without independent verification, on certificates of public officials and, as to matters of fact material to the opinions set forth below, on certificates of officers of the Company. For purposes of this opinion, we have assumed that the number of Shares issued does not exceed [            ] shares of Common Stock, no shares of Common Stock are issued after the date hereof (other than the Shares and any shares reserved for future issuance by the Company as of the date hereof) and the Company does not take any action after the date hereof to reduce the number of authorized shares of Common Stock.

The opinion set forth below is limited to the Maryland General Corporation Law (which includes reported judicial decisions interpreting the Maryland General Corporation Law).

Based on the foregoing, we are of the opinion that the Shares have been duly authorized and, when the price and other terms upon which the Shares are to be sold have been approved by the Board of Directors of the Company (or a duly authorized committee of the Board of Directors) and when the Shares have been issued and delivered against payment in accordance with such approval, the Shares will be validly issued, fully paid and non-assessable.

We hereby consent to the inclusion of this opinion as Exhibit 5.1 to the Registration Statement and to the references to our firm under the caption “Legal Matters” in the Registration

Paramount Group, Inc.

[            ], 2014

Statement. In giving our consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act or the rules and regulations thereunder.

Very truly yours,

DRAFT

Goodwin Procter LLP

**DRAFT**

[            ], 2014

Paramount Group, Inc.

1633 Broadway, Suite 1801

New York, NY 10019

Ladies and Gentlemen:

We have acted as counsel for Paramount Group, Inc., a Maryland corporation (the “Company”), in connection with the Company’s filing of a Registration Statement on Form S-11 (Registration No. 333-[            ]) (as amended or supplemented, the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”) pursuant to the Securities Act of 1933, as amended (the “Securities Act”), relating to the registration by the Company of up to $[        ,        ,        ] aggregate maximum offering price of shares of the Company’s common stock, $0.01 par value per share.

This opinion letter relates to the Company’s qualification for U.S. federal income tax purposes as a real estate investment trust (a “REIT”) under the Internal Revenue Code of 1986, as amended (the “Code”), for taxable years commencing with the Company’s taxable year ending December 31, 2014, and the accuracy of certain matters discussed in the Registration Statement under the heading “U.S. Federal Income Tax Considerations.”

In rendering the following opinions, we have reviewed and relied upon the Articles of Incorporation of Paramount Group, Inc., dated April 14, 2014, the Amended and Restated Articles of Incorporation of Paramount Group, Inc., dated [            ], 2014, the Bylaws of Paramount Group, Inc., dated April 14, 2014, as amended, and the Agreement of Limited Partnership of Paramount Group Operating Partnership LP, dated [            ], 2014 (the “Organizational Documents”). For purposes of this opinion letter, we have assumed (i) the genuineness of all signatures on documents we have examined, (ii) the authenticity of all documents submitted to us as originals, (iii) the conformity to the original documents of all documents submitted to us as copies, (iv) the conformity to the original documents of copies obtained by us from filings with the SEC, (v) the conformity, to the extent relevant to our opinions, of final documents to all documents submitted to us as drafts, (vi) the authority and capacity of the individual or individuals who executed any such documents on behalf of any person, (vii) due execution and delivery of all such documents by all the parties thereto, (viii) the compliance of each party with all material provisions of such documents, and (ix) the accuracy and completeness of all records made available to us.

We also have reviewed and relied upon the representations and covenants of the Company contained in a letter that it provided to us in connection with the preparation of this opinion letter (the “REIT Certificate”) regarding the formation, organization, ownership and operations of the Company, the earnings and profits of various corporations to be acquired by the

Paramount Group, Inc.

[            ], 2014

Company (or whose assets will be acquired by the Company) and other matters affecting the Company’s ability to qualify as a REIT. We assume that each of the representations and covenants in the REIT Certificate has been, is and will be true, correct and complete, that the Company and its subsidiaries have been, are and will be owned and operated in accordance with the REIT Certificate and that all representations and covenants that speak to the best of knowledge and belief (or mere knowledge and/or belief) of any person(s) or party(ies), or are subject to similar qualification, have been, are and will continue to be true, correct and complete as if made without such qualification. To the extent such representations and covenants speak to the intended ownership or operations of any entity, we assume that such entity will in fact be owned and operated in accordance with such stated intent.

Based upon the foregoing and subject to the limitations set forth herein, we are of the opinion that:

i.	The Company has been organized in conformity with the requirements for qualification and taxation as a REIT under the Code and its prior, current and proposed ownership, organization and method of operations as described in the REIT Certificate have allowed and will continue to allow the Company to satisfy the requirements for qualification and taxation as a REIT under the Code commencing with its taxable year ending December 31, 2014; and

ii.	The statements set forth under the heading “U.S. Federal Income Tax Considerations” in the Registration Statement, insofar as such statements describe applicable U.S. federal income tax law, are correct in all material respects.

*            *             *            *            *

We express no opinion other than the opinions expressly set forth herein. Our opinions are not binding on the Internal Revenue Service (the “IRS”) or a court. The IRS may disagree with and challenge our conclusions, and a court could sustain such a challenge. Our opinions are based upon the Code, the Income Tax Regulations and Procedure and Administration Regulations promulgated thereunder and existing administrative and judicial interpretations thereof (including the practices and policies of the IRS in issuing private letter rulings, which are not binding on the IRS except with respect to a taxpayer that receives such a ruling), all as in effect as of the date of this opinion letter or, to the extent different and relevant for a prior taxable year or other period, as in effect for the applicable taxable year or period. Changes in applicable law could cause the U.S. federal income tax treatment of the Company to differ materially and adversely from the treatment described herein and render the tax discussion in the Registration Statement incorrect or incomplete.

In rendering our opinions, we have relied solely on the Organizational Documents, the REIT Certificate, and the assumptions set forth herein. For purposes of our opinions, we have not investigated or verified the accuracy of any of the representations in the REIT Certificate or any of our assumptions set forth herein. We also have not investigated or verified the ability of the Company and its subsidiaries to operate in compliance with the REIT Certificate or our

Paramount Group, Inc.

[            ], 2014

assumptions. Differences between the actual ownership and operations of such entities and the prior, proposed and intended ownership and operations described in the REIT Certificate or our assumptions could result in U.S. federal income tax treatment of the Company that differs materially and adversely from the treatment described herein. The Company’s actual qualification as a REIT depends on the Company meeting and having met, in its actual ownership and operations, the applicable asset composition, source of income, shareholder diversification, distribution and other requirements of the Code necessary for a corporation to qualify as a REIT. We will not monitor actual results or verify the Company’s compliance with the requirements for qualification and taxation as a REIT, and no assurance can be given that the actual ownership and operations of the Company and its affiliates have satisfied or will satisfy those requirements.

Our opinions do not preclude the possibility that the Company may need to utilize one or more of the various “savings provisions” under the Code and the regulations thereunder that would permit the Company to cure certain violations of the requirements for qualification and taxation as a REIT. Utilizing such savings provisions could require the Company to pay significant penalty or excise taxes and/or interest charges and/or make additional distributions to shareholders that the Company otherwise would not make.

We hereby consent to the inclusion of this opinion as Exhibit 8.1 to the Registration Statement and to the references to our firm under the heading “U.S. Federal Income Tax Considerations” in the Registration Statement. In giving our consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act or the rules and regulations thereunder, nor do we thereby admit that we are experts with respect to any part of such Registration Statement within the meaning of the term “experts” as used in the Securities Act or the rules and regulations of the SEC promulgated thereunder.

This opinion letter speaks only as of the date hereof, and we undertake no obligation to update this opinion letter or to notify any person of any changes in facts, circumstances or applicable law (including without limitation any discovery of any facts that are inconsistent with the REIT Certificate or our assumptions).

Very truly yours,

DRAFT

Goodwin Procter LLP